Income Taxes, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Uncertainties [Abstract]
Ownership Income Tax Test Percentage	50.00%
Not Regularly Traded Consideration Percentage	50.00%
Shareholder percentage	5.00%
Tax rate on US Source Shipping Income	2.00%
Unrecognized tax expense	$ 200	$ 200	$ 200